Loss Before Income Tax (Tables)	3 Months Ended
Sep. 30, 2020
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended September 30,
(in U.S. dollars, in thousands)	Note	2020	2019
Revenue
Commercialization revenue		1,289	1,872
Milestone revenue		—	15,000
Interest revenue		16	176
Total Revenue		1,305	17,048

Clinical trial and research & development		(8,627)	(6,057)
Manufacturing production & development		(11,494)	(1,295)

Employee benefits
Salaries and employee benefits		(7,181)	(4,731)
Defined contribution superannuation expenses		(84)	(75)
Equity settled share-based payment transactions(1)		(4,881)	(804)
Total Employee benefits		(12,146)	(5,610)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(211)	(104)
Right of use asset depreciation		(409)	(351)
Intellectual property amortization		(385)	(394)
Total Depreciation and amortization of non-current assets		(1,005)	(849)

Other Management & administration expenses
Overheads & administration		(1,961)	(1,774)
Consultancy		(1,806)	(1,145)
Legal, patent and other professional fees		(1,274)	(3,226)
Intellectual property expenses (excluding the amount amortized above)		(569)	(594)
Total Other Management & administration expenses		(5,610)	(6,739)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	15,107	(288)
Total Fair value remeasurement of contingent consideration		15,107	(288)

Other operating income and expenses
Remeasurement of borrowing arrangements		1,919	(401)
Government grant revenue		17	—
Foreign exchange gains/(losses)		82	232
Total Other operating income and expenses		2,018	(169)

Finance (costs)/gains
Remeasurement of borrowing arrangements		(896)	120
Interest expense		(3,926)	(3,577)
Total Finance costs		(4,822)	(3,457)

Total loss before income tax		(25,274)	(7,416)

(1)	Share-based payment transactions

For the three months ended September 30, 2020 and 2019, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended, September 30,
(in U.S. dollars)	2020	2019
Research and development	2,835,722	319,681
Manufacturing and commercialization	194,316	53,579
Management and administration	1,851,199	430,538
Equity settled share-based payment transactions	4,881,237	803,798